Stock Based Compensation - Summary of stock based compensation activity's (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		1,343,777
Number of Shares, Granted | shares		1,335,408
Number of Shares, Forfeited | shares		(427)
Number of Shares, Outstanding | shares		2,678,758	1,343,777
Weighted Average Grant-date Fair Value, Outstanding		$ 21.87
Weighted Average Grant-date Fair Value, Granted		52.77
Weighted Average Grant-date Fair Value, Forfeited		46.23
Weighted Average Grant-date Fair Value, Outstanding		$ 37.27	$ 21.87
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		2,128,724
Number of Shares, Exercised | shares		(421,104)
Number of Shares, Outstanding | shares		1,707,620	2,128,724
Number of Shares, Exercisable | shares		1,707,620
Weighted Average Grant-date Fair Value, Outstanding		$ 15.81
Weighted Average Grant-date Fair Value, Exercised		12.96
Weighted Average Grant-date Fair Value, Outstanding		16.51 [1]	$ 15.81
Weighted Average Grant-date Fair Value, Exercisable	[1]	16.51
Weighted Average Share Price on Exercise Date, Exercised		$ 45.09
Weighted Average Remaining Contractual Term (in years)		2 years	2 years 2 months 12 days

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.